Average Annual Total Returns{- Fidelity Flex Freedom Blend Income Fund} - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-11 - Fidelity Flex Freedom Blend Income Fund	Fidelity Flex Freedom Blend Income Fund Return Before Taxes Past 1 year	Fidelity Flex Freedom Blend Income Fund Return Before Taxes Since Inception		Fidelity Flex Freedom Blend Income Fund After Taxes on Distributions Past 1 year	Fidelity Flex Freedom Blend Income Fund After Taxes on Distributions Since Inception		Fidelity Flex Freedom Blend Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Freedom Blend Income Fund After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0199 Past 1 year	F0199 Since Inception
Total	9.04%	6.16%	[1]	7.85%	4.75%	[1]	5.50%	4.24%	[1]	7.51%	4.79%	[1]	8.61%	6.08%	[1]

[1]	(a)From June 8, 2017